FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2010		Year ended December 31, 2011
	As restated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	6,398,767	6,399,000	3,767,624	3,771,226
Held to maturity securities	3,598,285	2,620,525	1,002,202	963,301
Loans at amortized cost, net of allowance	75,303,928	75,220,207	69,174,975	69,050,417
Financial Liabilities:
Deposits at amortized cost	92,654,725	92,641,905	89,795,575	89,807,018
Other borrowed funds	1,111,663	1,109,408	925,971	920,699
Long-term debt at amortized cost	2,544,850	2,669,250	1,878,074	1,838,635

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2010				value
As restated	(EUR in thousands)
Assets
Trading assets	1,106,670	1,641,790	36,862	2,785,322
Greek government bonds	-	797,377	-	797,377
Debt securities issued by other governments and public sector entities	128,347	48,986	-	177,333
Debt securities issued by Greek financial institutions	-	299,962	79	300,041
Debt securities issued by foreign financial institutions	1,000	361,062	36,783	398,845
Corporate debt securities issued by Greek companies	-	16,956	-	16,956
Corporate debt securities issued by foreign companies	-	110,448	-	110,448
Equity securities issued by Greek companies	6,082	-	-	6,082
Equity securities issued by foreign companies	10,272	-	-	10,272
Greek treasury bills	934,552	-	-	934,552
Foreign treasury bills	6,563	6,999	-	13,562
Mutual fund units	19,854	-	-	19,854
Derivative assets	3,448	1,592,588	38,234	1,634,270
Available-for-sale securities	4,169,976	9,326,970	191,564	13,688,510
Greek government bonds	-	6,583,084	72,980	6,656,064
Debt securities issued by other governments and public sector entities	3,359,284	401,422	-	3,760,706
Corporate debt securities issued by companies incorporated in Greece	-	824,442	14,346	838,788
Corporate debt securities issued by companies incorporated outside Greece	27,016	1,291,038	104,238	1,422,292
Equity securities issued by companies incorporated in Greece	138,480	8,016	-	146,496
Equity securities issued by companies incorporated outside Greece	145,850	648	-	146,498
Foreign treasury bills	-	218,320	-	218,320
Mutual Fund units	499,346	-	-	499,346
Loans at fair value(1)	-	559,107	-	559,107
Other assets	200,009	33,567	-	233,576
Total Assets	5,480,103	13,154,022	266,660	18,900,785
Liabilities
Deposits at fair value(2)	-	1,240,133	623	1,240,756
Derivative liabilities	10,214	1,760,160	12,096	1,782,470
Long-term debt fair value(1)	-	1,261,100	-	1,261,100
Total liabilities	10,214	4,261,393	12,719	4,284,326

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2011				fair value
	(EUR in thousands)
Assets
Trading assets	198,857	2,472,853	292,378	2,964,088
Greek government bonds	-	-	259,233	259,233
Debt securities issued by other governments and public entities	176,932	42,875	-	219,807
Debt securities issued by financial institutions incorporated in Greece	-	44,025	370	44,395
Debt securities issued by financial institutions incorporated outside Greece	-	77,251	32,775	110,026
Corporate debt securities issued by companies incorporated in Greece	-	10,876	-	10,876
Corporate debt securities issued by companies incorporated outside Greece	-	5,547	-	5,547
Equity securities issued by Greek companies	7,767	-	-	7,767
Equity securities issued by foreign companies	8,750	-	-	8,750
Greek treasury bills	-	2,268,222	-	2,268,222
Foreign treasury bills	-	24,057	-	24,057
Mutual funds	5,408	-	-	5,408
Derivative assets	9,349	3,523,423	73,193	3,605,965
Available-for-sale securities	3,272,302	1,425,813	3,873,609	8,571,724
Greek government bonds	-	-	3,697,378	3,697,378
Debt securities issued by other governments and public entities	2,706,134	347,617	-	3,053,751
Corporate debt securities issued by companies incorporated in Greece	-	365,645	94,881	460,526
Corporate debt securities issued by companies incorporated outside Greece	16,469	557,063	81,350	654,882
Equity securities issued by companies incorporated in Greece	57,620	-	-	57,620
Equity securities issued by companies incorporated outside Greece	44,343	612	-	44,955
Foreign treasury bills	25,574	154,876	-	180,450
Mutual Funds	422,162	-	-	422,162
Loans at fair value(1)	-	277,247	-	277,247
Other assets	137,190	21,829	9,341	168,360
Total Assets	3,617,698	7,721,165	4,248,521	15,587,384
Liabilities
Deposits at fair value(2)	-	1,779,727	-	1,779,727
Derivative liabilities	8,371	4,301,180	10,937	4,320,488
Accounts payable, accrued expenses and other liabilities (Securities short position)	5,009	-	-	5,009
Long term debt(1)	-	1,059,297	-	1,059,297
Total Liabilities	13,380	7,140,204	10,937	7,164,521
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	2010
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer
	beginning	included	included	issuances, and	into/(out of)	Balance at
	of year	in earnings	in OCI	settlements	level 3	end of year
	As restated
	(EUR in thousands)
Trading assets	63,117	(6,921)	-	(10,568)	(8,766)	36,862
Greek government bonds	8,766	-	-	-	(8,766)	-
Debt securities issued by Greek financial institutions	-	(57)	-	136	-	79
Debt securities issued by foreign financial institutions	53,689	(6,906)	-	(10,000)	-	36,783
Corporate debt securities issued by foreign companies	662	42	-	(704)	-	-
Net Derivatives	28,309	38,415	-	(28,534)	(12,052)	26,138
Available-for-sale securities	578,402	(14,015)	(48)	(294,348)	(78,427)	191,564
Greek government bonds	146,230	3	(29,470)	1,027	(44,810)	72,980
Debt securities issued by other governments and public sector entities	328,074	(15,360)	5,573	(284,670)	(33,617)	-
Corporate debt securities issued by companies incorporated in Greece	14,886	9	(549)	-	-	14,346
Corporate debt securities issued by companies incorporated outside Greece	89,212	1,333	24,398	(10,705)	-	104,238
Deposits at fair value	4,893	241	-	(4,511)	-	623

	2011
	Balance at	Gain/(losses)	Gain/(losses)	Purchases	Settlements	Transfer
	beginning	included	included			into/(out of)	Balance at
	of year	in earnings	in OCI			level 3	end of year
Trading assets	36,862	(4,053)	-	-	-	259,569	292,378
Greek government bonds	-	-	-	-	-	259,233	259,233
Debt securities issued by Greek financial institutions	79	(45)	-	-	-	336	370
Debt securities issued by foreign financial institutions	36,783	(4,008)	-	-	-	-	32,775
Net Derivatives	26,138	4,242	-	2,994	(13,136)	42,018	62,256
Available-for-sale securities	191,564	(12,875)	(46,274)	-	-	3,741,194	3,873,609
Greek government bonds	72,980	(12,884)	(23,766)	-	-	3,661,048	3,697,378
Corporate debt securities issued by companies incorporated in Greece	14,346	-	389	-	-	80,146	94,881
Corporate debt securities issued by companies incorporated outside Greece	104,238	9	(22,897)	-	-	-	81,350
Other assets	-	-	-	9,341	-	-	9,341
Deposits at fair value	623	114	-		(737)	-	-